Interest-Bearing Deposits	12 Months Ended
Dec. 31, 2020
Deposits [Abstract]
Interest-Bearing Deposits

NOTE 9 - INTEREST-BEARING DEPOSITS

Interest-bearing deposits as of December 31, 2020 and 2019 were as follows:

	2020	2019
Demand	$410,139	$301,674
Savings and Money markets	771,612	588,697
Certificates of Deposit:
$250 and over	70,989	58,290
Other	169,453	168,928
Individual Retirement Accounts	46,396	48,622
Total	$1,468,589	$1,166,211

Scheduled maturities of certificates of deposit, including IRAs at December 31, 2020 were as follows:

2021	$209,556
2022	58,234
2023	11,603
2024	3,490
2025	2,729
Thereafter	1,226
Total	$286,838

Deposits from the Company’s principal officers, directors, and their affiliates at year-end 2020 and 2019 were $12,487 and $8,917, respectively.

As of December 31, 2020, CDs and IRAs totaling $74,777 met or exceeded the FDIC’s insurance limit of $250,000.